Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson Global Value Fund	Jan. 29, 2021
Class A
Operating Expenses:
Management Fees	0.41%	[1]
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.00%
Class C
Operating Expenses:
Management Fees	0.41%	[1]
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.81%
Class S
Operating Expenses:
Management Fees	0.41%	[1]
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	3.63%
Total Annual Fund Operating Expenses	4.29%
Class I
Operating Expenses:
Management Fees	0.41%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.93%
Class N
Operating Expenses:
Management Fees	0.41%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.71%
Class T
Operating Expenses:
Management Fees	0.41%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.86%

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.